Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Period for cumulative ownership change	3 years
Maximum percentage of taxable income allowed to offset by net operating loss carry-forwards per year	80.00%
Cumulative earnings undistributed	$ 33,976
Taxes payable current and noncurrent	$ 10,193
U.S. federal corporate tax rate	0.00%	0.00%	0.00%
Tax cuts and jobs act of 2017, change in tax rate, income tax expense (benefit)			$ 2,653
Tax cuts and jobs act of 2017, change in effective tax rate, favorably affected			11.90%
Limitation on deduction of interest expense in excess of adjusted taxable income, that may impact income taxes in, percent	30.00%
Limitation on utilization of net operating losses generated percent of foreign derived intangible income that may impact income taxes	80.00%
Percentage of EBITDA			30.00%
Limitation on deduction of interest expense on EBITDA expiration date			Dec. 31, 2021
Percentage of earnings before net interest and taxes after expiration date			30.00%
Unrecognized tax benefits	$ 19,642	$ 18,145	$ 16,150
Unrecognized tax benefits, if recognized, would reduce annual effective tax rate	19,584
Estimated decrease in unrecognized tax benefits due to expiration of certain statutes of limitations in the next twelve months	1,444
Income tax examination interest and penalty expense	182	180	$ 181
Income tax examination total accrued interest and penalties	$ 1,470	$ 1,288
United States
Income Taxes [Line Items]
U.S. federal corporate tax rate	21.00%		35.00%
U.S. Federal
Income Taxes [Line Items]
Net operating loss carry-forwards	$ 108,014
Net operating loss carry-forwards without expiration	$ 20,351
Minimum
Income Taxes [Line Items]
Cumulative ownership change percentage	50.00%
Minimum | U.S. Federal
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	Dec. 31, 2020
Maximum | U.S. Federal
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	Dec. 31, 2037